Trade and Other Receivables, Net (Details) - Schedule of trade and other receivables, net - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Schedule of Trade and Other Receivables Net [Abstract]
Trade receivables, net of discounts	[1]	$ 126,456	$ 111,071
Other receivables		15,211	16,408
Impairment of trade and other receivables	[2]	(12,065)	(10,030)
Trade receivables, net of discounts and impairment		$ 129,602	$ 117,449

[1]	Discount and return provision amounts to $13,443 (2021: $7,345).
[2]	Total impairment balance is comprised of $10,768 (2021: $8,755) for trade receivables and $1,297 (2021: $1,275) for other receivables.